Inventories	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories
17)    Inventories

	December 31, 2021	December 31, 2020 (restated)
	€m	€m
Raw materials and consumables	95.8	80.5
Work in progress	64.9	46.5
Finished goods and goods for resale	249.9	217.3
Total inventories	410.6	344.3
As disclosed in Note 14 "Acquisitions", values for the year ended December 31, 2020 have been restated for fair value adjustments related to the Findus Switzerland acquisition.
As at December 31, 2021, €2.1 million was recognized as a basis adjustment transferred to the carrying value of inventory. This has been applied to the three inventory categories above.
During the year ended December 31, 2021, €8.3 million (year ended December 31, 2020: €8.5 million, year ended December 31, 2019: €9.0 million) was charged to the Consolidated Statement of Profit or Loss for the write down of inventories.